Other Payable And Accrued Liabilities - Schedule of Other Payable and Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Payable and Accrued Liabilities [Abstract]
Salary and welfare payable	¥ 43,693		¥ 69,620
Accured litigation liabilities	17,756
Taxes payable	4,780		8,625
Professional fees payable	3,063		3,855
Short-term rental payable	1,190		2,924
Leasehold improvement payable	515		907
Others	1,031		4,006
Total	¥ 72,028	$ 9,867	¥ 89,937